Earnings (loss) per share (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Earnings per share [line items]
Controlling shareholders from continuing operations	R$ 2,360,693	R$ 2,016,384	R$ 1,549,289
Profit (loss) from continuing operations attributable to ordinary equity holders of parent entity, used in calculating basic earnings per share	2,360,693	2,016,384	1,549,289
Controlling shareholders from discontinued operations	(40,991)	(3,531,606)	42,776
Profit (loss) from discontinued operations attributable to ordinary equity holders of parent entity, used in calculating basic earnings per share	(40,991)	(3,531,606)	42,776
Adjustments for expenses (revenues) related to potential common shares included in the net income attributable to controlling shareholders	0	0	(79,062)
Profit (loss) from continuing operations attributable to ordinary equity holders of parent entity, used in calculating diluted earnings per share	R$ 2,360,693	R$ 2,016,384	R$ 1,470,227